UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund: BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2013

Date of reporting period: 02/28/2013

Item 1	–	Schedule of Investments

Schedule of Investments February 28, 2013 (Unaudited)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 0.3%
Alabama 21st Century Authority, Refunding RB, Tobacco Settlement, Series A,
5.00%, 6/01/21	$1,000	$1,182,680
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC),
6.00%, 6/01/34	750	882,353

		2,065,033

Arizona – 2.1%
Arizona Department of Transportation State Highway Fund, RB, Series B,
5.00%, 1/01/16(a)	2,500	2,820,800
Arizona Health Facilities Authority, Refunding RB, Phoenix Childrens Hospital, Series A,
5.00%, 2/01/22	1,550	1,831,309
City of Tucson Arizona, COP, Refunding (AGC),
4.00%, 7/01/20	1,500	1,689,675
Phoenix Civic Improvement Corp., Refunding RB, Senior Lien,
5.50%, 7/01/18	1,000	1,231,730
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan, Series A,
4.95%, 10/01/20	1,500	1,704,870
Pinal County Electric District No 3, Refunding RB, Electric System,
4.00%, 7/01/23	1,620	1,769,980
Salt Verde Financial Corp., RB, Senior,
5.25%, 12/01/19	2,000	2,319,620
State of Arizona, COP, Department of Administration, Series A (AGM),
4.25%, 10/01/23	500	557,045
University Medical Center Corp., Refunding RB,
5.00%, 7/01/21	2,740	3,234,707

		17,159,736

Arkansas – 0.7%
Benton County Public Facilities Board, RB, BCCSO Project, Series A,
5.00%, 6/01/22	785	848,562
City of Springdale Arkansas Sales & Use Tax Revenue, RB:
3.00%, 11/01/22	2,945	3,131,006
3.00%, 11/01/23	1,360	1,421,431

		5,400,999

California – 8.5%
Agua Caliente Band of Cahuilla Indians, RB,
5.60%, 7/01/13(b)	200	199,544
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM),
6.00%, 9/01/24	5,000	6,212,550
California County Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles,
—% 6/01/21	4,665	4,703,766
California Health Facilities Financing Authority, Refunding RB Series A:
City Of Hope, 5.00%, 11/15/22	1,600	1,967,984
City Of Hope, 5.00%, 11/15/23	1,000	1,207,100
Los Angeles Childrens Hospital, 5.00%, 11/15/22	1,500	1,743,015
Los Angeles Childrens Hospital, 5.00%, 11/15/23	1,000	1,147,780
California HFA, RB, AMT:
Home Mortgage, Series E, 4.70%, 8/01/24	1,200	1,208,940
Home Mortgage, Series I, 4.60%, 8/01/21	960	962,832
Home Mortgage, Series K, 4.55%, 8/01/21	530	538,104
California HFA, Refunding RB, Home Mortgage, Series M, AMT,
4.55%, 8/01/21	365	369,073
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, AMT (NPFGC):
Series A, 4.75%, 12/01/23	4,105	4,559,177
Series C, 4.75%, 12/01/23	1,000	1,110,640
California State Public Works Board, Refunding RB, Series G,
5.00%, 11/01/22	1,000	1,220,170
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.00%, 3/01/24	3,655	4,164,982
5.00%, 3/01/25	1,260	1,421,381
Golden State Tobacco Securitization Corp. California, Refunding RB, Asset-Backed, Senior Series A-1,
5.00%, 6/01/16	3,000	3,339,600
Imperial Irrigation District Water System, Refunding RB(a):
4.00%, 7/01/21	1,645	1,965,594
4.00%, 7/01/21	1,090	1,302,430
Los Angeles Unified School District California, GO, Refunding, Series A-1 (NPFGC),
4.50%, 7/01/25	6,735	7,592,366
Palomar Community College District, GO, CAB, Election of 2006, Series B,
3.59%, 8/01/23(c)	3,950	2,725,303
San Francisco California City and County Airports Commission, Refunding ARB, Second Senior Series A, AMT,
5.00%, 5/01/24	2,005	2,374,441
San Marcos Unified School District, GO, CAB, Election of 2010, Series B(c):
2.04%, 8/01/19	315	276,453
2.29%, 8/01/20	225	190,058

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013	1

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Southern California Public Power Authority, RB, Project No. 1, Series A,
5.25%, 11/01/19	$2,445	$2,835,418
State of California, GO, Refunding:
Various Purposes, 5.00%, 9/01/22	3,500	4,382,035
3.00%, 2/01/24	8,990	9,420,171

		69,140,907

Colorado – 0.5%
City & County of Denver Colorado Airport System, ARB, Series D, AMT (AMBAC),
7.75%, 11/15/13	885	930,861
Colorado Educational & Cultural Facilities Authority, RB, Charter Littleton Preparatory School,
5.00%, 12/01/22	200	215,848
Commerce City Northern Infrastructure General Improvement District, GO, Refunding (AGM):
5.00%, 12/01/22	600	736,734
5.00%, 12/01/23	1,000	1,219,610
Plaza Metropolitan District No. 1, Tax Allocation,
4.00%, 12/01/23	1,000	1,006,390

		4,109,443

Connecticut – 0.3%
Connecticut State Health & Educational Facility Authority, Refunding RB:
Connecticut College Issue, Series I, 2.25%, 7/01/21	115	116,197
Connecticut College Issue, Series I, 2.50%, 7/01/22	110	111,505
Connecticut College Issue, Series I, 2.63%, 7/01/23	210	211,124
Connecticut College Issue, Series I, 2.75%, 7/01/24	225	226,197
Connecticut College Issue, Series I, 3.00%, 7/01/25	225	228,523
Lawrence & Memorial Hospital, Series F, 4.00%, 7/01/25	600	649,962
Loomis Chaffee School, (AGM), 5.00%, 7/01/22	515	609,044
Loomis Chaffee School, (AGM), 5.00%, 7/01/24	225	261,862

		2,414,414

Florida – 5.1%
Broward County Florida Airport System, ARB, AMT, Series Q-2, AMT,
5.00%, 10/01/22	1,605	1,945,742
Broward County School Board Florida, COP, Series C, (AGM),
5.25%, 7/01/14(a)	3,410	3,637,277
Broward County School Board Florida, Refunding COP, Series A, (AGM),
5.00%, 7/01/24	7,000	8,209,320
County of Lee Florida, Refunding ARB, Series A, AMT,
5.50%, 10/01/23	3,305	3,931,595
County of Miami-Dade Florida, Refunding RB:
Series A, 5.00%, 10/01/23	750	895,590
Water & Sewer System, Series B (AGM),
5.25%, 10/01/22	2,000	2,491,940
Orange County Health Facilities Authority, Refunding RB, Mayflower Retirement Center,
4.00%, 6/01/22	500	514,985
Orlando Utilities Commission, Refunding RB, Series A:
5.00%, 10/01/20	2,000	2,491,860
5.00%, 10/01/22	4,000	5,054,480
State of Florida, RB, GO, Department of Transportation Full Faith and Credit Right-of-Way Acquisition and Bridge Constuction,
5.00%, 7/01/23	5,800	7,264,558
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series B,
5.50%, 11/01/10(d)(e)	155	100,758
Tolomato Community Development District, Special Assessment Bonds(d)(e):
Series 1-Remarketing, 6.38%, 5/01/17	45	25,259
Series 2-Remarketing, 6.38%, 5/01/17	1,290	622,257
Series 3-Remarketing, 6.38%, 5/01/17	425	4
Tolomato Community Development District, Special Assessment Bonds, Refunding:
Series A-1, 6.38%, 5/01/17	480	468,211
CAB, 6.50%, 5/01/17(f)	150	107,658
CAB, 6.43%, 5/01/19(f)	360	207,439
CAB, 6.36%, 5/01/22(f)	190	80,545
Village Community Development District No. 10, Special Assessment Bonds,
4.50%, 5/01/23	3,875	3,840,474

		41,889,952

Georgia – 0.3%
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A,
5.00%, 2/15/14	1,050	1,051,722
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM),
4.00%, 8/01/22	1,580	1,746,895

		2,798,617

2	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Guam – 0.1%
Territory of Guam, GO, Series A,
6.00%, 11/15/19	$570	$626,122
Territory of Guam, RB, Section 30, Series A,
5.38%, 12/01/24	500	553,550

		1,179,672

Idaho – 0.7%
Ada & Canyon Counties Joint School District No. 2 Meridian, GO,
5.00%, 8/15/15(a)	5,000	5,564,400

Illinois – 7.8%
City of Chicago Illinois O’Hare International Airport, Refunding ARB, AMT:
General Senior Lien, Series A, 5.00%, 1/01/22	5,000	6,029,950
General Senior Lien, Series B, 5.00%, 1/01/22	7,500	9,044,925
General Third Lien, Series A-2, (AGM), 5.25%, 1/01/14	5,000	5,211,350
Illinois Finance Authority, Refunding RB, Primary Health Care Centers Program,
5.90%, 7/01/14	240	242,323
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (NPFGC),
3.64%, 6/15/17(f)	3,000	2,821,830
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	4,500	5,429,520
6.25%, 6/01/24	3,000	3,353,670
State of Illinois, GO, Refunding:
5.00%, 8/01/21	10,000	11,564,400
(AGM), 5.00%, 8/01/20	16,900	19,686,810

		63,384,778

Indiana – 1.9%
City of Whiting Indiana, RB, BP Products North America, Inc.,
5.25%, 1/01/21	3,200	3,974,848
Indiana Bond Bank, RB, Series A,
5.00%, 10/15/17	2,000	2,300,360
Indiana Finance Authority, Refunding RB:
Environmental Improvement, United Steel Corp. Project, 6.00%, 12/01/19	3,000	3,297,990
Marquette Project, 4.00%, 3/01/22	2,650	2,769,329
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series K,
5.00%, 6/01/24	3,000	3,481,800

		15,824,327

Iowa – 0.4%
Iowa Higher Education Loan Authority, RB, Private College Facility Buena:
5.00%, 4/01/20	600	712,254
5.00%, 4/01/21	625	747,300
5.25%, 4/01/22	660	792,627
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility,
5.00%, 9/01/20	1,000	1,150,230

		3,402,411

Kansas – 0.4%
Kansas Development Finance Authority, RB, Health Facilities, KU Health System, Series H:
5.00%, 3/01/23	750	852,038
5.00%, 3/01/24	650	732,141
Kansas Development Finance Authority, Refunding RB:
Sisters of Leavenworth, Series A, 4.00%, 1/01/22	1,325	1,470,352
Adventist Health, 5.00%, 11/15/23	500	582,340

		3,636,871

Kentucky – 1.6%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A,
5.25%, 6/01/23	2,350	2,674,065
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC),
5.25%, 2/01/24	2,000	2,375,100
Lexington Fayette Urban County Government Public Facilities Corp., Refunding RB, Eastern State Hospital Project, Lease Series A,
5.00%, 6/01/24	6,690	7,949,928

		12,999,093

Louisiana – 2.0%
Louisiana Citizens Property Insurance Corp. Assessment, Refunding RB:
5.00%, 6/01/24	2,000	2,300,760
(AGM), 5.00%, 6/01/24	8,750	10,188,237
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project,
5.63%, 5/01/21	935	1,029,725
Louisiana Stadium & Exposition District, Refunding RB, Senior-Series A,
5.00%, 7/01/22	1,000	1,204,780
New Orleans Aviation Board, Refunding GARB, Restructuring, Series A-2 (AGC),
6.00%, 1/01/23	250	298,023

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013	3

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Parish of Morehouse Louisiana, Refunding RB, International Paper Co. Project, Series A,
5.25%, 11/15/13	$1,000	$1,032,190

		16,053,715

Maryland – 0.2%
Maryland EDC, RB, Transportation Facilities Project, Series A,
5.13%, 6/01/20	250	290,243
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc.,
5.75%, 9/01/25	1,000	1,114,590

		1,404,833

Massachusetts – 0.9%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, Series L,
5.00%, 7/01/20	900	1,106,244
Massachusetts Port Authority, RB, Delta Air Lines, Inc. Project, Series A, AMT (AMBAC):
5.50%, 1/01/14	2,500	2,502,550
5.50%, 1/01/15	4,000	4,003,920

		7,612,714

Michigan – 3.5%
Detroit Water and Sewerage Department, Refunding RB, Senior Lien, Series A,
5.00%, 7/01/23	2,000	2,300,820
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC),
5.00%, 10/15/23	5,000	5,889,850
Michigan State Hospital Finance Authority, Refunding RB:
McLaren Health Care, 5.25%, 5/15/16	1,000	1,135,810
Hospital, Henry Ford Health, 5.00%, 11/15/20	1,000	1,182,680
Hospital, Henry Ford Health, 5.25%, 11/15/24	2,600	2,996,942
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont, Series W,
6.25%, 8/01/23	2,000	2,094,620
Wayne County Airport Authority, Refunding ARB, Series A, AMT (AGM),
4.00%, 12/01/20	11,690	13,089,059

		28,689,781

Minnesota – 1.4%
Minnesota Higher Education Facilities Authority, Refunding RB, Gustavus Adolphus Child & Family Services, Inc., Series 7-B,
5.00%, 10/01/23	1,545	1,779,376
State of Minnesota, Refunding RB, Appropriation, Series B,
5.00%, 3/01/24	7,500	9,285,000

		11,064,376

Missouri – 0.6%
Missouri Development Finance Board, Refunding RB, Nelson Gallery Foundation, Series A,
5.00%, 12/01/23	1,000	1,234,190
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Services,
5.00%, 2/01/24	3,000	3,234,900

		4,469,090

Montana – 0.2%
Montana Facility Finance Authority, Refunding RB, Series B,
5.00%, 1/01/24	1,125	1,302,356

Nebraska – 0.3%
Central Plains Energy Project, RB, Gas Project No. 3,
5.00%, 9/01/22	2,450	2,809,856

Nevada – 0.6%
County of Clark Nevada, Special Assessment Bonds, Refunding, Special Improvement District #142, Mountain’s Edge:
4.00%, 8/01/22	1,875	1,878,019
4.00%, 8/01/23	1,215	1,209,945
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project,
5.15%, 12/01/24	1,700	1,899,614

		4,987,578

New Jersey – 8.9%
City of Newark New Jersey, GO, Refunding, Series A,
4.00%, 10/01/22	1,050	1,152,942
Essex County Improvement Authority, RB, Newark Project, Series A (AGM),
5.00%, 11/01/20	1,500	1,747,260
New Jersey EDA, RB:
Patterson Charter School for Science and Technology, Inc. Project, Series A, 5.00%, 7/01/22	630	670,585
Continental Airlines, Inc. Project, AMT, 6.25%, 9/15/19	10,000	10,204,700
New Jersey EDA, Refunding RB:
5.00%, 6/15/22	2,000	2,373,380
School Facilities Refunding Series NN, 5.00%, 3/01/23	8,000	9,806,480
5.00%, 6/15/23	990	1,162,111

4	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB (concluded):
School Facilities Construction, Series AA, 4.25%, 12/15/24	$1,000	$1,099,020
New Jersey American Water Co., Inc. Project, Series C, AMT, 5.10%, 6/01/23	2,000	2,262,280
New Jersey Educational Facilities Authority, Refunding RB:
University of Medicine & Dentistry, Series B, 6.50%, 12/01/20	2,000	2,446,040
New Jersey Institute of Technology, Series H, 4.00%, 7/01/25	2,260	2,459,129
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Holy Name Medical Center, 4.00%, 7/01/17	2,000	2,156,860
Holy Name Medical Center, 4.25%, 7/01/18	780	857,875
AHS Hospital Corp., 4.25%, 7/01/20	165	186,320
AHS Hospital Corp., 4.50%, 7/01/21	395	451,580
Meridian Health System Obligated Group Issue, 5.00%, 7/01/21	2,000	2,443,340
Barnabas Health, Series A, 4.50%, 7/01/22	2,450	2,770,509
Barnabas Health, Series A, 4.63%, 7/01/23	3,500	3,965,150
CAB, St. Barnabas, Series B, (NPFGC), 3.62%, 7/01/23(c)	2,720	1,877,834
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1A:
4.50%, 12/01/20	1,980	2,243,340
4.75%, 12/01/21	595	671,124
New Jersey State Turnpike Authority, Refunding RB, Series B,
5.00%, 1/01/22	8,000	9,906,640
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AMBAC), 3.95%, 12/15/24(c)	3,850	2,427,194
Series A, 5.25%, 6/15/24	800	964,368
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A,
5.50%, 12/15/23	1,350	1,717,024
Newark Housing Authority, Refunding RB, Additional Newark Redevelopment Project (NPFGC),
5.25%, 1/01/24	1,430	1,652,694
South Jersey Transportation Authority, Refunding RB, Series A,
5.00%, 11/01/23	1,250	1,503,700
State of New Jersey, GO, Refunding, Series O,
5.25%, 8/01/21	1,000	1,266,780

		72,446,259

New York – 17.1%
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	2,000	2,303,200
Sub-Series A-1, 5.00%, 10/01/22	9,070	11,404,255
Sub-Series I-1, 5.13%, 4/01/25	845	1,016,290
City of New York New York, GO, Refunding, Series B,
5.00%, 8/01/23	10,000	12,328,400
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A (AGC):
5.00%, 7/01/21	535	638,228
5.00%, 7/01/22	510	600,821
5.25%, 7/01/25	895	1,041,180
Essex County Industrial Development Agency, Refunding RB, International Paper, Series A, AMT,
5.20%, 12/01/23	2,000	2,099,300
Metropolitan Transportation Authority, RB:
Series H, 5.00%, 11/15/23	3,820	4,631,635
Sub-Series B-1, 5.00%, 11/15/24	1,835	2,236,443
Sub-Series B-2, 5.00%, 11/15/22	5,000	6,132,900
Sub-Series B-2, 5.00%, 11/15/23	2,620	3,176,671
Sub-Series B-4, 5.00%, 11/15/24	1,200	1,462,524
Transportation, Series A, 4.00%, 11/15/23	700	784,063
Transportation, Series A, 5.00%, 11/15/25	500	563,265
Transportation, Series B, (AGM), 5.00%, 11/15/23	1,865	2,282,853
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.25%, 11/15/25	1,500	1,813,710
Series F, 5.00%, 11/15/22	4,575	5,611,603
Transportation, Series D, 5.25%, 11/15/23	3,540	4,246,478

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013	5

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Monroe County Industrial Development Corp., Refunding RB, Rochester General Hospital, Series B,
4.00%, 12/01/24	$1,005	$1,104,977
New York City Industrial Development Agency, Refunding RB, AMT:
Series A, 5.00%, 7/01/22	1,750	1,886,623
Terminal One Group Association Project, 5.50%, 1/01/21(g)	1,500	1,660,080
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3,
5.00%, 1/15/23	865	1,011,254
New York State Dormitory Authority, RB:
Convent of the Sacred Heart, (AGM), 4.00%, 11/01/18	175	198,814
Convent of the Sacred Heart, (AGM), 5.00%, 11/01/19	555	667,188
Convent of the Sacred Heart, (AGM), 5.00%, 11/01/20	405	490,876
Fordham University, Series A, 5.00%, 7/01/23	1,290	1,541,073
Mount Sinai School of Medicine, Series A, (NPFGC), 5.15%, 7/01/24	500	580,830
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	550	634,546
NYU Hospital Center, Series A, 5.00%, 7/01/22	1,725	2,024,563
NYU Hospital Center, Series A, NYU Hospital Center, Series A, 5.13%, 7/01/23	1,665	1,941,257
University of Rochester, Series E, 4.00%, 7/01/24	1,015	1,098,484
New York State Dormitory Authority, Refunding RB:
Series B, (AMBAC), 5.50%, 3/15/23	5,775	7,597,821
Miriam Osborn Memorial Home, 3.00%, 7/01/20	965	992,261
Miriam Osborn Memorial Home, 3.13%, 7/01/21	1,950	1,987,109
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	750	824,828
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	750	853,448
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	1,000	1,152,080
NYU Hospital Center, Series A, 5.00%, 7/01/16	1,140	1,301,207
Yeshiva University, Series A, 4.00%, 11/01/25	1,750	1,934,398
New York State Environmental Facilities Corp., Refunding RB, Sub-Series A,
5.00%, 6/15/22	5,640	7,218,016
Niagara Area Development Corp., Refunding RB, Covanta Energy Project, Series B,
4.00%, 11/01/24	1,000	1,041,510
Port Authority of New York & New Jersey, RB:
JFK International Air Terminal, 5.00%, 12/01/20	1,500	1,720,740
Special Project, JFK International Air Terminal, AMT (NPFGC), 6.25%, 12/01/13	2,000	2,035,840
Port Authority of New York & New Jersey, Refunding RB, AMT:
Consolidated, 172nd Series, 4.00%, 10/01/21	9,730	11,162,256
Consolidated, 152nd Series, 5.00%, 11/01/23	2,000	2,288,440
Triborough Bridge & Tunnel Authority, Refunding RB, Sub-Series A,
5.00%, 11/15/23	3,000	3,739,380
United Nations Development Corp., Refunding RB, Series A,
4.25%, 7/01/24	1,200	1,316,508
Westchester County Healthcare Corp. New York, Refunding RB, Senior-Lien, Series A:
5.00%, 11/01/23	5,685	6,592,269
5.00%, 11/01/24	2,730	3,130,273
Yonkers EDC, Refunding RB, Riverview II (Freddie Mac),
4.50%, 5/01/25	3,000	3,262,170

		139,364,938

North Carolina – 0.5%
North Carolina Medical Care Commission, Refunding RB, Series A:
First Mortgage, Galloway Ridge Project, 4.13%, 1/01/17	200	203,296
First Mortgage, Galloway Ridge Project, 4.30%, 1/01/18	555	566,749
First Mortgage, Galloway Ridge Project, 4.50%, 1/01/19	520	535,039
First Mortgage, Galloway Ridge Project, 4.75%, 1/01/21	270	279,550
First Mortgage, Galloway Ridge Project, 5.00%, 1/01/22	290	303,305
Health Care Facilities, Vidant Health, 5.00%, 6/01/22	1,595	1,896,981

		3,784,920

6	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio – 1.3%
Hamilton County Ohio Healthcare Facilities, RB, Christ Hospital Project:
5.25%, 6/01/22	$2,000	$2,390,440
5.25%, 6/01/23	1,500	1,773,390
State of Ohio Major New State Infrastructure Project, RB, Series 1:
5.00%, 12/15/22	2,840	3,572,095
5.00%, 12/15/23	2,500	3,096,025

		10,831,950

Oklahoma – 0.8%
Canadian County Educational Facilities Authority, RB, Mustang Public Schools Project,
4.00%, 9/01/22	2,810	3,079,985
Oklahoma County Finance Authority, Refunding RB, Epworth Villa Project, Series A,
5.00%, 4/01/23	1,050	1,124,728
Tulsa County Industrial Authority Education Facilities, RB, Broken Arrow Public School,
4.00%, 9/01/22	2,300	2,556,795

		6,761,508

Oregon – 1.9%
City of Madras, GO, Refunding,
4.00%, 2/15/24	745	794,125
Clackamas County School District No 7J Lake Oswego, GO, Refunding (AGM),
5.25%, 6/01/20	1,990	2,510,405
Oregon State Department of Transportation, RB, Series A,
5.00%, 11/15/16(a)	5,000	5,820,800
Oregon State Facilities Authority, HRB, Southern Oregon University Project (AGM),
4.00%, 7/01/23	200	216,522
Oregon State Health & Science University, Refunding RB, Series A,
5.00%, 7/01/22	4,000	4,897,440
Oregon State Housing & Community Services Department, RB, S/F Mortgage Program, Series B, AMT,
4.50%, 1/01/23	1,015	1,089,653

		15,328,945

Pennsylvania – 2.6%
City of Philadelphia Pennsylvania, GO, Refunding, Series A (AGC),
5.00%, 8/01/24	2,000	2,250,920
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT,
5.00%, 6/15/21	7,820	9,381,498
Montgomery County IDA, Refunding RB, ACTS Retirement-Life Communities, Inc.,
5.00%, 11/15/23	1,200	1,388,136
Pennsylvania HFA, RB, Series 103C,
4.38%, 4/01/18	1,160	1,282,693
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B,
5.25%, 6/01/24	3,400	3,923,328
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial, Series A (AGC),
6.00%, 7/01/26	2,475	2,956,387

		21,182,962

Puerto Rico – 2.4%
Commonwealth of Puerto Rico, GO, Refunding, CAB, Public Improvement,
3.93%, 7/01/17(c)	3,000	2,533,590
Government Development Bank for Puerto Rico, RB, Senior Series B,
5.00%, 12/01/17	1,500	1,584,360
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Bonds, Series B,
5.00%, 7/01/18	2,250	2,334,577
Puerto Rico Electric Power Authority, RB, Series RR (NPFGC),
5.00%, 7/01/24	2,690	2,759,725
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM),
6.25%, 7/01/21	2,000	2,391,260
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series F (CIFG),
5.25%, 7/01/17	3,000	3,222,120
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, First Sub-Series A-1(c):
4.62%, 8/01/23	3,490	2,167,430
4.71%, 8/01/24	4,970	2,920,521

		19,913,583

Rhode Island – 0.1%
Rhode Island Housing & Mortgage Finance Corp., RB, Homeownership Opportunity, Series 57-B, AMT,
5.15%, 4/01/22	1,000	1,060,400

South Carolina – 0.7%
County of Richland South Carolina, Refunding RB, International Paper Co. Project, AMT,
6.10%, 4/01/23	4,115	4,172,487
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM):
5.25%, 8/01/22	220	259,800
5.25%, 8/01/23	200	233,974
5.50%, 8/01/24	600	708,036
5.50%, 8/01/25	305	358,854

		5,733,151

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013	7

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Dakota – 0.5%
South Dakota Health & Educational Facilities, Refunding RB, Regional Health,
4.25%, 9/01/24	$3,500	$3,823,400

Tennessee – 1.4%
Chattanooga-Hamilton County Hospital Authority Tennessee, Refunding RB, Erlanger Health (AGM):
5.00%, 10/01/21	1,450	1,700,546
5.00%, 10/01/22	1,620	1,878,876
Johnson City Health & Educational Facilities Board, Refunding RB, Appalachian Christian Village,
4.00%, 2/15/23	400	400,924
Memphis Center City Finance Corp., RB, Pyramid & Pinch District (AGM),
4.00%, 11/01/25	1,500	1,648,290
Memphis-Shelby County Airport Authority, Refunding RB, Series B, AMT,
5.75%, 7/01/23	3,170	3,853,420
Memphis-Shelby County Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/25	890	1,015,312
5.25%, 11/01/27	750	845,700

		11,343,068

Texas – 8.3%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT,
4.85%, 4/01/21	3,730	4,018,926
City of Corpus Christi Texas, Utility System, RB, Junior Lien Improvement,
5.00%, 7/15/23	1,580	1,925,704
City of Houston Texas, Refunding RB:
Convention Center & Entertainment Facilities, Series A, 5.00%, 9/01/23	1,790	2,039,759
Airport System, Subordinate Lien, Series A, AMT, 5.00%, 7/01/23	5,000	5,950,550
Airport System, Subordinate Lien, Series A, AMT, 5.00%, 7/01/23	3,500	4,101,825
City of San Antonio Texas, RB, AMT (AGM),
5.25%, 7/01/19	3,055	3,529,319
City of San Antonio Texas, Refunding ARB, Passenger Facility Charge & Subordinate Lien, AMT:
5.00%, 7/01/22	1,855	2,207,654
5.00%, 7/01/23	1,000	1,168,500
Clifton Higher Education Finance Corp., RB, Idea Public Schools,
3.75%, 8/15/22	1,500	1,587,765
Dallas-Fort Worth International Airport, Refunding ARB, Improvement, Series C,
5.00%, 11/01/22	1,770	2,145,541
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series 2001-A-1, AMT,
6.15%, 1/01/16	2,145	2,149,140
Houston Higher Education Finance Corp., RB, Cosmos Foundation Inc., Series A,
5.88%, 5/15/21	1,000	1,145,920
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT,
5.00%, 11/01/22	2,250	2,515,072
Lower Colorado River Authority, Refunding RB, Series A,
5.00%, 5/15/23	4,015	4,880,955
Red River Health Facilities Development Corp., MRB, Eden Home Inc., Project,
5.63%, 12/15/22	2,570	2,693,360
Sam Rayburn Municipal Power Agency, Refunding RB,
5.00%, 10/01/21	1,325	1,585,654
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Scott & White Healthcare,
5.00%, 8/15/22(h)	1,000	1,223,110
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/22	9,000	10,393,740
5.00%, 12/15/23	7,000	7,932,540
Texas State Turnpike Authority, RB, CAB, First Tier, Series A (AMBAC),
3.44%, 8/15/24(c)	6,600	4,464,570

		67,659,604

Utah – 0.4%
Utah County Environmental Improvement, Refunding RB, US Steel Corp. Project,
5.38%, 11/01/15	3,000	3,104,250

Vermont – 0.2%
Vermont State Educational & Health Building Financing Agency, Refunding RB, Middlebury College Project, Series B,
5.00%, 11/01/23	1,000	1,253,980

Virginia – 2.2%
Dullles Town Center Community Development Authority, Refunding Special Assessment Bonds, Dulles Town Center Project,
4.00%, 3/01/23	1,000	978,990
Fredericksburg EDA, Refunding RB, MediCorp Health System Obligation,
5.00%, 6/15/17	1,550	1,769,712

8	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Hanover County EDA, Refunding RB, Covenant Woods, Series A,
4.00%, 7/01/22	$1,320	$1,296,715
Henrico County EDA, Refunding RB, United Methodist Homes:
3.38%, 6/01/20	1,000	1,007,020
5.00%, 6/01/22	625	693,344
5.00%, 6/01/23	420	458,661
Virginia College Building Authority, Refunding RB, Series A,
5.00%, 9/01/21	7,665	9,624,251
White Oak Village Shops Community Development Authority, Special Assessment Bonds,
5.30%, 3/01/17	1,720	1,841,484

		17,670,177

West Virginia – 0.8%
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A:
5.13%, 9/01/23	1,000	1,122,900
5.50%, 9/01/25	2,000	2,088,180
West Virginia University, RB, University Projects, Series B,
5.00%, 10/01/22	2,500	3,067,625

		6,278,705

Wisconsin – 2.2%
Public Finance Authority, RB, Senior Obligated Group, Series B, AMT,
5.00%, 7/01/22	7,000	7,557,830
Wisconsin Health & Educational Facilities Authority, Refunding RB, Aurora Health Care, Series A,
3.50%, 7/15/24	10,000	10,280,300

		17,838,130

Total Municipal Bonds – 92.7%		754,744,882

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(i)
Florida – 1.6%
State of Florida, Refunding RB, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series B,
5.00%, 7/01/22	10,285	13,052,460

New York – 5.5%
City of New York, New York, GO:
Sub-Series B-1, 5.25%, 9/01/22	1,000	1,208,960
Sub-Series I-1, 5.50%, 4/01/21	2,009	2,493,804
City of New York, New York, GO, Refunding, Series E,
5.00%, 8/01/24	5,010	6,007,792
New York State Urban Development Corp., Refunding RB, Service Contract, Series B,
5.00%, 1/01/21	1,469	1,721,912
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT,
5.00%, 10/15/21	12,170	15,025,569
Suffolk County Water Authority, Refunding RB, New York Water System,
3.00%, 6/01/25	1,996	2,071,603
Triborough Bridge & Tunnel Authority, Refunding, General Series B,
5.00%, 11/15/22	13,000	16,369,730

		44,899,370

Texas – 1.2%
City of Houston, Refunding RB, Public Improvement, Series A,
5.00%, 3/01/22	7,500	9,481,200

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 8.3%		67,433,030

Total Long-Term Investments (Cost – $774,958,417) – 101.0%		822,177,912

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01%(j)(k)	16,315	16,315,319

Total Short-Term Securities (Cost – $16,315,319) – 2.0%		16,315,319

Total Investments (Cost – $791,273,736*) – 103.0% 838,493,231
Other Assets Less Liabilities – 1.3%		10,464,472
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (4.3)%		(35,197,011)

Net Assets – 100.0%		$813,760,692

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013	9

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund

*	As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$756,566,435

Gross unrealized appreciation	$49,214,428
Gross unrealized depreciation	(2,466,395)

Net unrealized appreciation	$46,748,033

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Non-income producing security.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Variable rate security. Rate shown is as of report date.

(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Goldman Sachs Group, Inc.	$1,223,110	$12,550

(i)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	Investments in issuers considered to be an affiliate of the Fund during the period ended February 28, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2012	Net Activity	Shares Held at February 28, 2013	Income
FFI Institutional Tax-Exempt Fund	7,253,338	9,061,981	16,315,319	$2,852

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	CAB	Capital Appreciation Bonds
	CIFG	CDC IXIS Financial Guaranty
	COP	Certificates of Participation
	EDA	Economic Development Authority
	EDC	Economic Development Corp.
	GARB	General Airport Revenue Bonds
	GO	General Obligation Bonds

10	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund

Portfolio Abbreviations

HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Financial	futures contracts as of February 28, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(190)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	$24,993,906	$(43,343)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$822,177,912	–	$822,177,912
Short-Term Securities	$16,315,319	–	–	16,315,319

Total	$16,315,319	$822,177,912	–	$838,493,231

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013	11

Schedule of Investments (concluded)	BlackRock Intermediate Municipal Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(43,343)	–	–	$(43,343)

[2]	Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of February 28, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$251,000	–	–	$251,000
Liabilities:
Bank overdraft	–	$(293)	–	(293)
TOB trust certificates	–	(35,178,763)	–	(35,178,763)

Total	$251,000	$(35,179,056)	–	$(34,928,056)

There were no transfers between levels during the period ended February 28, 2013.

12	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: April 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: April 24, 2013

1